Dividends (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Dividends [Abstract]
Declared and distributed dividends	$ 58,711	[1]	$ 59,070	[1]	$ 46,401	[1]
Percentage of loan covenant restricting declaring dividends	40.00%

[1]	The Company declared a cash dividend of $0.4, $0.5 and $0.5 per each Class A ordinary share and each Class B ordinary share for the years ended December 31, 2012, 2013 and 2014, respectively.